Income taxes (Tables)	12 Months Ended
Dec. 31, 2019
Major components of tax expense (income) [abstract]
Summary of Income Tax Expense (Recovery)	Total income tax expense (recovery) consists of:

	December 31, 2019	December 31, 2018

Current tax expense	$56,350	$32,341
Deferred tax recovery	(16,579)	(118,839)
	$39,771	$(86,498)

Summary of Income Tax Expense (Recovery) Attributable to Geographical Jurisdiction
Total income tax expense (recovery) attributable to each geographical jurisdiction for the Company is as follows:

	2019	2018

Turkey	$57,518	$45,238
Greece	(14,306)	(129,213)
Canada	(2,727)	(3,415)
Romania	(1,110)	(2,716)
Brazil	249	3,608
Other jurisdictions	147	—
	$39,771	$(86,498)

Summary of Key Factors Affecting Income Tax Expense (Recovery)
The key factors affecting income tax expense (recovery) for the years are as follows:

	2019	2018

Earnings (loss) from continuing operations before income tax	$113,456	$(466,129)
Canadian statutory tax rate	27%	27%
Tax expense (recovery) on net earnings (loss) at Canadian statutory tax rate	$30,633	$(125,855)
Items that cause an increase (decrease) in income tax expense:
Foreign income subject to different income tax rates than Canada	(24,608)	(17,498)
Reduction in Greek income tax rate	(7,243)	(24,968)
Non-tax effected operating losses	16,231	12,716
Non-deductible expenses and other items	13,514	14,923
Foreign exchange and other translation adjustments	13,382	36,837
Future and current withholding tax on foreign income dividends	(5,278)	20,000
Other	3,140	(2,653)
Income tax expense (recovery)	$39,771	$(86,498)

Summary of Change in Net Deferred Tax Position
The change in the Company’s net deferred tax position was as follows:

	2019	2018
Net deferred income tax (asset) liability
Balance at January 1,	$429,929	$549,127
Deferred income tax recovery in the statement of operations	(16,579)	(118,839)
Deferred tax recovery in consolidated statement of OCI	(633)	(359)
Balance at December 31,	$412,717	$429,929

Summary of Temporary Difference
The composition of the Company’s net deferred income tax assets and liabilities and deferred tax expense (recovery) is as follows:

Type of temporary difference	Deferred tax assets		Deferred tax liabilities		Expense (recovery)
	2019	2018	2019	2018	2019	2018

Property, plant and equipment	$—	$—	$498,384	$483,561	$14,823	$(108,501)
Loss carryforwards	42,079	37,245	—	—	(4,834)	(5,788)
Liabilities	31,793	27,321	2,545	—	(1,927)	(2,631)
Future withholding taxes	—	—	—	20,000	(20,000)	20,000
Other items	24,346	19,477	10,006	10,411	(4,641)	(21,919)
Balance at December 31,	$98,218	$84,043	$510,935	$513,972	$(16,579)	$(118,839)

Summary of Unrecognized Deferred Tax Assets

Unrecognized deferred tax assets	2019	2018

Tax losses	$169,498	$160,052
Other deductible temporary differences	30,242	25,242
	$199,740	$185,294

Summary of Unrecognized Tax Losses
The gross amount of the tax losses for which a tax benefit has not been recorded expire in future years as follows:

Expiry date	Canada	Brazil	Greece	Total

2020	$—	$—	$24,745	$24,745
2021	—	—	10,253	10,253
2022	—	—	7,856	7,856
2023	—	—	17,347	17,347
2024	—	—	38,194	38,194
2025	7,894	—	—	7,894
2026	14,966	—	—	14,966
2027	10,638	—	—	10,638
2028	25,971	—	—	25,971
2029	23,444	—	—	23,444
2030	7,282	—	—	7,282
2031	45,351	—	—	45,351
2032	74,855	—	—	74,855
2033	64,883	—	—	64,883
2034	58,689	—	—	58,689
2035	55,266	—	—	55,266
2036	50,503	—	—	50,503
2037	38,978	—	—	38,978
2038	7,999	—	—	7,999
2039	510	—	—	510
No Expiry	—	31,128	—	31,128
	$487,229	$31,128	$98,395	$616,752

Capital losses with no expiry	$63,483	$—	$—	$63,483

Tax effect of total losses not recognized	$140,087	$5,797	$23,614	$169,498